401(k) PLANS (Details) - VASO CORPORATION [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
401(k) PLANS (Details) [Line Items]
Voluntary contributions rate	80.00%
Percentage of employee contributions	$ 112,000	$ 129,000